Income Taxes Summary - Reconciliation of Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Reconciliation of the beginning and ending amount of uncertain tax positions
Beginning balance	$ 59,242	$ 48,561
Additions for current year tax positions	23,888	30,363
Additions for prior year tax positions	8,248	2,797
Reductions for prior year tax positions	(12,111)	(1,131)
Reductions as a result of settlement with taxing authority	(2,136)	(19,862)
Reductions as a result of lapse of applicable statue of expirations	(283)	(1,486)
Ending balance	$ 76,848	$ 59,242